Note 11 - Investments in Associates - Schedule of Equity Share of Net Income (Loss) (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 22, 2022	Apr. 01, 2022	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation			$ 12,853	$ 5,512
Marketing			798	677
Share-based compensation			569	721
Net loss of associate, 100%			6,459	108,138
Company’s share of net loss of associates			4,433	3,858
Dolly Varden [member]
Statement Line Items [Line Items]
Cost recoveries			0	0
Exploration and evaluation			25,198	17,875
Marketing			2,166	1,781
Share-based compensation			2,182	2,601
Administrative and other			2,192	(1,608)
Net loss of associate, 100%			$ 31,738	20,649
Equity interest for the year	35.30%		12.26%
Company’s share of net loss of associates			$ 4,420	$ 3,837
Dolly Varden [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest for the year			13.93%	18.58%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Cost recoveries			$ (2,699)	$ (3,508)
Exploration and evaluation			918	1,208
Marketing			0	131
Share-based compensation			0	0
Administrative and other			1,833	2,255
Net loss of associate, 100%			$ 52	86
Equity interest for the year		25.00%	25.00%
Company’s share of net loss of associates			$ 13	$ 21
Universal Mineral Services (UMS) [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest for the year			25.00%	25.00%
Total for all associates [member]
Statement Line Items [Line Items]
Cost recoveries			$ (2,699)	$ (3,508)
Exploration and evaluation			26,116	19,083
Marketing			2,166	1,912
Share-based compensation			2,182	2,601
Administrative and other			4,025	647
Net loss of associate, 100%			$ 31,790	$ 20,735
Equity interest for the year			100.00%	100.00%
Company’s share of net loss of associates			$ 4,433	$ 3,858
Total for all associates [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest for the year